Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 72,479,319	$ 226,377,421
Financial liabilities	95,200,975	114,888,390
Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,454,320	2,454,363
Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		10,016,824
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	67,285,580	59,711,536
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,693,291	162,288,498
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	79,743,736	52,985,148
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		46,937,977
Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,456,599
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	46,128	1,035,184
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		887,840
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	640	4,948,441
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,466	2,326,509
Level 1 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,466	2,326,509
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	70,152,853	224,050,912
Financial liabilities	95,200,975	114,888,390
Level 2 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	127,854
Level 2 [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		10,016,824
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	67,285,580	59,711,536
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,693,291	162,288,498
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	79,743,736	52,985,148
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		46,937,977
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,456,599
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	46,128	1,035,184
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		887,840
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 640	$ 4,948,441